Document and Entity Information	0 Months Ended
Mar. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar 31, 2013
Registrant Name	AIP Series Trust
Central Index Key	0001561722
Amendment Flag	false
Document Creation Date	Apr 24, 2013
Document Effective Date	Apr 25, 2013
Prospectus Date	May 1, 2013

AIP Dynamic Alternative Strategies Fund
AIP Dynamic Alternative Strategies Fund
Investment Objective
AIP Dynamic Alternative Strategies Fund (the “Fund”) seeks long-term capital appreciation with an emphasis on absolute (i.e., positive) returns and controlling downside risk.
Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial advisor, as well as in the “Share Class Arrangements” section beginning on page 32 of this Prospectus and in the “Purchase, Redemption and Pricing of Shares” section beginning on page 61 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees AIP Dynamic Alternative Strategies Fund	Class A		Class C	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	[1]	none	none	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at redemption)	none		1.00%	none	none
[1]	Reduced for purchases of $50,000 and over.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AIP Dynamic Alternative Strategies Fund		Class A	Class C	Class I	Class IS
Advisory Fee		0.52%	0.52%	0.52%	0.52%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	none
Acquired Fund Fees and Expenses	[1]	0.84%	0.84%	0.84%	0.84%
Other Expenses	[2]	0.83%	0.74%	0.75%	0.54%
Total Annual Fund Operating Expenses	[3]	2.44%	3.10%	2.11%	1.90%
Fee Waiver and/or Expense Reimbursement	[3]	0.10%	0.01%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3]	2.34%	3.09%	2.09%	1.90%
[1]	The Fund may purchase shares of the Underlying Funds (defined herein). Shareholders in the Fund bear indirectly the expenses of the Underlying Funds. "Acquired Fund Fees and Expenses" are estimated amounts and are based upon the anticipated allocation of the Fund's investments in the Underlying Funds for the current year and upon the total operating expenses of the Underlying Funds (including any current waivers and expense limitations) as stated in each Underlying Fund's current prospectus.
[2]	"Other Expenses" have been estimated for the current fiscal year.
[3]	The Fund's "Adviser," Morgan Stanley AIP GP LP, has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding Acquired Fund Fees and Expenses, certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.50% for Class A, 2.25% for Class C, 1.25% for Class I and 1.15% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You SOLD Your Shares:
Expense Example AIP Dynamic Alternative Strategies Fund (USD $)	1 Year	3 Years
Class A	774	1,219
Class C	412	913
Class I	212	615
Class IS	193	553

If You HELD Your Shares:
Expense Example No Redemption AIP Dynamic Alternative Strategies Fund (USD $)	1 Year	3 Years
Class A	774	1,219
Class C	312	913
Class I	212	615
Class IS	193	553

Portfolio Turnover

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio) except when it buys and sells securities of affiliated Underlying Funds (as defined herein). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

Under normal market conditions, the Fund seeks to achieve its investment objective of long-term capital appreciation with an emphasis on absolute returns and controlling downside risk by allocating the Fund’s investments to (i) non-traditional asset classes; (ii) alternative mutual fund strategies; and (iii) the Adviser’s proprietary hedge fund replication strategy.  The Fund will gain exposure to alternative mutual fund strategies and non-traditional asset classes by investing in funds advised by unaffiliated investment advisers and, to a lesser extent, the Adviser or its affiliates (the “Underlying Funds”).  The Fund will invest directly in securities and derivatives to effect the Adviser’s proprietary hedge fund replication strategy.

The Adviser manages the allocation of the Fund’s investments based on both systemic market exposure targets and the active investment styles of Underlying Fund managers.  The Adviser also utilizes dynamic portfolio management and rebalancing to seek to capture changing market opportunities and manage against event risk.

Non-Traditional Asset Classes

The Fund will invest in Underlying Funds with exposure to non-traditional asset classes.  Non-traditional asset classes are those that, in the Adviser’s view, have low correlation or betas to traditional equity or bond markets and may include, among others, investments in real estate, commodities, senior loans, emerging markets debt, convertible bonds, frontier equities and insurance linked strategies.

The Adviser seeks to apportion the Fund’s market exposure based on a number of systemic factors other than traditional equity or bond market correlation and will allocate the Fund’s investments across multiple non-traditional return sources to seek attractive risk-adjusted returns.

Alternative Mutual Fund Strategies

The Fund will invest in Underlying Funds with alternative mutual fund strategies that seek to provide returns based on manager skill or the timing of investments.  In allocating the Fund’s investments to alternative mutual fund strategies, the Adviser seeks to identify specialist managers through its open architecture selection process and a proprietary quantitative and qualitative analysis.

Strategies employed by alternative mutual funds may include, among others:

·                                          Long/Short.  Long/short strategies seek to both invest in securities a manager believes will increase in value and sell short securities a manager believes will decline in value.  Certain long/short strategies may combine long positions and short sales with the aim of benefiting from the manager’s ability to select investments while offsetting some systematic market risks. Market exposure can vary substantially, leading to a wide range of risk and return profiles.

·                                          Arbitrage.  Arbitrage strategies seek to take advantage of mispricing and market inefficiencies.  Underlying Funds will seek arbitrage opportunities in a variety of areas including convertible bonds, mergers and closed-end investment funds.

·                                          Global Macro.  A global macro strategy bases its holdings primarily on macroeconomic views of overall economic and political trends.

·                                          Market Neutral.  Market neutral strategies seek income while maintaining low correlation to fluctuations in the market.

Hedge Fund Replication

The Fund will seek to replicate exposure to a variety of hedge fund strategies through direct investment in equity and fixed income securities, derivatives, exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”).  The equity securities in which the Fund may invest include common and preferred stocks, depositary receipts, convertible securities, equity-linked securities, rights and warrants to purchase equity securities and other specialty securities having equity features. The fixed income securities in which the Fund may invest include U.S. government securities, securities issued by federal or federally sponsored agencies and instrumentalities (“agencies”), corporate bonds and notes, asset-backed securities, mortgage securities, high yield securities (commonly referred to as “junk bonds” or high risk securities), municipal bonds and assignments, zero coupon bonds, convertible securities, repurchase agreements, commercial paper and cash equivalents.

The Adviser utilizes its proprietary hedge fund replication strategy to seek to replicate hedge funds’ correlation with non-traditional assets and metrics, and to provide returns based on the fundamentals underlying various hedge fund strategies.  The Fund’s use of derivatives, which may include futures, options, swaps and foreign currency forward exchange contracts, is expected to be significant with respect to this component of the Fund’s strategy.  This strategy does not attempt to replicate the performance of any specific hedge fund, but instead seeks exposure to non-traditional correlations and asset classes used by hedge funds generally.  There is no assurance that the hedge fund replication strategy will be successful.

Principal Risks

Any investment in the Fund involves high risk. There is no assurance that the Fund will achieve its investment objective and you can lose money investing in the Fund. The principal risks of investing in the Fund include:

·Correlation Risk. While the Adviser seeks to invest the Fund’s assets in Underlying Funds which are deemed likely to have limited correlations among each other or with fixed income or equity indices, there can be no assurance that the Adviser’s expectations regarding such limited correlations will prove correct. Underlying Funds’ correlations among each other or with fixed income or equity indices may be much higher in times of general market turmoil such as those experienced particularly during late 2008.

·Alternative Asset Class Risk. Because the Fund’s performance is linked to the performance of certain highly volatile alternative asset classes, investors should consider purchasing shares of the Fund only as part of an overall diversified portfolio and should be willing to assume the risks of potentially significant fluctuations in the value of the Fund shares.

·Expenses.  You may invest in the Underlying Funds directly. By investing in the Underlying Funds indirectly through the Fund, you will incur not only a proportionate share of the expenses of the Underlying Funds held by the Fund (including operating costs and investment advisory fees), but also expenses of the Fund.

·Allocation Risk. The Fund’s ability to achieve its investment objective depends upon the Adviser’s ability to select Underlying Funds and to effectively allocate Fund assets among them. There is the risk that the Adviser’s asset allocation methodology and assumptions regarding the Underlying Funds may be incorrect in light of actual market conditions.

· Non-Diversified Risk. The Fund is a “non-diversified” investment company for purposes of the Investment Company Act of 1940, as amended (the “Investment Company Act”), which means that it is not subject to percentage limitations under the Investment Company Act on the percentage of its assets that may be invested in the securities of any one issuer. The Fund’s net asset value may therefore be subject to greater volatility than that of an investment company that is subject to such a limitation on diversification.

·ETFs. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds and their market value is expected to rise and fall as the value of the underlying index rises and falls. As a shareholder in an ETF, the Fund would bear its ratable share of that entity’s expenses while continuing to pay its own investment management fees and other expenses. As a result, the Fund and its shareholders will, in effect, be absorbing duplicate levels of fees.  In addition, certain ETFs utilize leverage which can magnify the gains or losses realized from their underlying investments.

·Equity Securities. Equity securities fluctuate in value, often based on factors unrelated to the fundamental economic condition of the issuer of the securities, including general economic and market conditions, and these fluctuations can be pronounced.  To the extent the Fund invests in convertible securities and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.  Certain Underlying Funds may also invest in equity and/or convertible securities and, therefore, this risk is also applicable to such Underlying Funds.

·Bonds and Other Fixed Income Securities. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.  Certain Underlying Funds may also invest in bonds and other fixed income securities and, therefore, this risk is also applicable to such Underlying Funds.

·Derivatives Risk. A derivative instrument often has risks similar to its underlying asset and may also have additional risks.  The Fund could experience losses if derivatives are poorly correlated with its other investments, or if it is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.  Certain Underlying Funds may also invest in derivatives and, therefore, this risk is also applicable to such Underlying Funds.

The derivative instruments and techniques that the Fund may principally use include:

·Futures. A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time.  The risk of loss in buying and selling futures contracts can be substantial. Small price movements in the instrument underlying a futures position may result in immediate and substantial losses to the Fund.

·Options. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option.  A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived options transaction may be unsuccessful because of market behavior or unexpected events.

·Swaps. An over-the-counter (“OTC”) swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Most swap agreements are not entered into or traded on exchanges and there is often no central clearing or guaranty function for swaps.  OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The Fund’s use of swaps may include those based on the credit of an underlying security, commonly referred to as “credit default swaps.”

·Foreign currency forward exchange contracts. Foreign currency forward exchange contracts are transactions involving the Fund’s obligation to purchase or sell a specific currency at a future date at a specified price.  Unanticipated changes in currency prices may result in losses to the Fund and poorer overall performance for the Fund than if it had not entered into foreign currency forward exchange contracts.

·Underlying Fund Risk. Because the Fund’s investments are concentrated in the Underlying Funds, and the Fund’s performance is directly related to the performance of such Underlying Funds, the ability of the Fund to achieve its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives.

In addition to the principal risks of investing in the Fund, investors will be exposed to risks from the portfolios of Underlying Funds.  These risks include:

·Non-Diversification Risk.  The risks of investing in Underlying Funds may be intensified because certain Underlying Funds may be non-diversified, which means that they may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Underlying Fund’s performance more than if the Underlying Fund were diversified.

·Arbitrage Risk. An arbitrage strategy has the risk that anticipated opportunities may fail to yield expected returns and that an Underlying Fund’s manager may incorrectly identify market inefficiencies or mispricing of securities.  To the extent an Underlying Fund engages in merger arbitrage, targeted reorganizations may be renegotiated or fail to close, resulting in losses to the Underlying Fund.

·Short Sale Risk.  An Underlying Fund will suffer a loss if it sells a security short and the value of the security rises instead of falling. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing. Short selling is speculative in nature and, in certain circumstances, can substantially increase the effect of adverse price movements on an Underlying Fund’s portfolio. A short sale of a security involves the risk of an unlimited increase in the market price of the security that can in turn result in an inability to cover the short position and a theoretically unlimited loss. No assurance can be given that securities necessary to cover an Underlying Fund’s short position will be available for purchase.

·Commodities Risk.Trading in commodity interests may involve substantial risks and investment exposure to the commodities markets may subject an Underlying Fund to greater volatility than investments in traditional securities, such as stocks and bonds.  The low margin or premiums normally required in commodity futures trading may provide a large amount of leverage, and a relatively small change in the price of a security or contract can produce a disproportionately larger profit or loss. There is no assurance that a liquid secondary market will exist for commodity futures contracts or options purchased or sold, and an Underlying Fund may be required to maintain a position until exercise or expiration, which could result in losses.

·Real Estate Investment Trusts (“REITs”) and Foreign Real Estate Companies. Investing in REITs and foreign real estate companies exposes an Underlying Fund to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs and foreign real estate companies are organized and operated. Operating REITs and foreign real estate companies requires specialized management skills and an Underlying Fund indirectly bears REIT management expenses along with the direct expenses of the Underlying Fund. REITs are also subject to certain provisions under federal tax law and the failure of a company to qualify as a REIT could have adverse consequences for an Underlying Fund. In addition, foreign real estate companies may be subject to the laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact their performance.

·Insurance-Linked Securities.Insurance-linked securities include insurance-linked bonds, commonly referred to as “Cat,” or “catastrophe” bonds, which are debt obligations for which the return of principal and the payment of interest are contingent on the non-occurrence of a pre-defined “trigger” event, such as a hurricane or an earthquake of a specific magnitude. If a trigger event, as defined within the terms of an insurance-linked bond, involves losses or other metrics exceeding a specific magnitude in the geographic region and time period specified therein, an Underlying Fund may lose a portion or all of its accrued interest and/or principal invested in such insurance-linked bond and the value of such bonds may go to zero.  The models used to calculate the probability of a trigger event may not be accurate and this could result in more frequent and greater than expected loss of principal and/or interest and adversely impact an Underlying Fund’s total returns.

If there is a dispute concerning the definition of the trigger event relative to the specific manifestation of a catastrophe, there may be losses or delays in the payment of principal and/or interest on the insurance-linked bond.  Lack of a liquid market for insurance-linked bonds may impose the risk of higher transactions costs and the possibility that an Underlying Fund may be forced to liquidate positions when it would not be advantageous to do so.  The amount of public information available with respect to insurance-linked bonds is generally less extensive than that available for issuers of registered or exchange listed securities.

·Non-U.S. and Emerging Market Securities. Investments in non-U.S. securities are subject to risks generally viewed as not present in the United States. These risks include greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks associated with investing in non-U.S. securities may be greater with respect to those issued by companies located in emerging industrialized or less developed countries. In addition, an Underlying Fund’s investments may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates.  Hedging currency risks through foreign currency forward exchange contracts involves the risk of mismatching an Underlying Fund’s objectives under a foreign currency forward exchange contract with the value of securities denominated in a particular currency. There is additional risk to the effect that currency contracts create exposure to currencies in which the Underlying Fund’s securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

Investing in the securities of issuers operating in frontier emerging markets involves a high degree of risk. The risks associated with investing in the securities of issuers operating in emerging market countries are magnified when investing in frontier emerging market countries, including risks associated with expropriation and/or nationalization, political or social instability, pervasiveness of corruption and crime, armed conflict, the impact on the economy of civil war, religious or ethnic unrest and the withdrawal or non-renewal of any license enabling an Underlying Fund to trade in securities of a particular country, confiscatory taxation, restrictions on transfers of assets, lack of uniform accounting, auditing and financial reporting standards, less publicly available financial and other information, diplomatic development which could affect U.S. investments in those countries and potential difficulties in enforcing contractual obligations. To the extent that an Underlying Fund invests a significant percentage of its assets in a single frontier emerging market country, the Underlying Fund will be subject to heightened risk associated with investing in frontier emerging market countries and additional risks associated with that particular country.

·Senior Loan Risk. Underlying Funds may invest in fixed and floating rate senior loans, which hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debt holders and stockholders of the borrower. Senior loans are usually rated below investment grade, and are subject to similar risks, such as credit risk, as below investment grade securities. The ability of an Underlying Fund to realize full value in the event of the need to sell a senior loan may be impaired by the lack of an active trading market for certain senior loans or adverse market conditions limiting liquidity. In the event of the bankruptcy of a borrower, an Underlying Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a senior loan.

An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance

As of the date hereof, the Fund has not yet completed a full calendar year of investment operations. Upon the completion of a full calendar year of investment operations by the Fund, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund. Performance information for the Fund will be available online at www.morganstanley.com/im.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AIP Dynamic Alternative Strategies Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	AIP Dynamic Alternative Strategies Fund (the “Fund”) seeks long-term capital appreciation with an emphasis on absolute (i.e., positive) returns and controlling downside risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial advisor, as well as in the “Share Class Arrangements” section beginning on page 32 of this Prospectus and in the “Purchase, Redemption and Pricing of Shares” section beginning on page 61 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio) except when it buys and sells securities of affiliated Underlying Funds (as defined herein). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" have been estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Acquired Fund Fees and Expenses" are estimated amounts and are based upon the anticipated allocation of the Fund's investments in the Underlying Funds for the current year and upon the total operating expenses of the Underlying Funds (including any current waivers and expense limitations) as stated in each Underlying Fund's current prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If You SOLD Your Shares:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If You HELD Your Shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund seeks to achieve its investment objective of long-term capital appreciation with an emphasis on absolute returns and controlling downside risk by allocating the Fund’s investments to (i) non-traditional asset classes; (ii) alternative mutual fund strategies; and (iii) the Adviser’s proprietary hedge fund replication strategy.  The Fund will gain exposure to alternative mutual fund strategies and non-traditional asset classes by investing in funds advised by unaffiliated investment advisers and, to a lesser extent, the Adviser or its affiliates (the “Underlying Funds”).  The Fund will invest directly in securities and derivatives to effect the Adviser’s proprietary hedge fund replication strategy.

The Adviser manages the allocation of the Fund’s investments based on both systemic market exposure targets and the active investment styles of Underlying Fund managers.  The Adviser also utilizes dynamic portfolio management and rebalancing to seek to capture changing market opportunities and manage against event risk.

Non-Traditional Asset Classes

The Fund will invest in Underlying Funds with exposure to non-traditional asset classes.  Non-traditional asset classes are those that, in the Adviser’s view, have low correlation or betas to traditional equity or bond markets and may include, among others, investments in real estate, commodities, senior loans, emerging markets debt, convertible bonds, frontier equities and insurance linked strategies.

The Adviser seeks to apportion the Fund’s market exposure based on a number of systemic factors other than traditional equity or bond market correlation and will allocate the Fund’s investments across multiple non-traditional return sources to seek attractive risk-adjusted returns.

Alternative Mutual Fund Strategies

The Fund will invest in Underlying Funds with alternative mutual fund strategies that seek to provide returns based on manager skill or the timing of investments.  In allocating the Fund’s investments to alternative mutual fund strategies, the Adviser seeks to identify specialist managers through its open architecture selection process and a proprietary quantitative and qualitative analysis.

Strategies employed by alternative mutual funds may include, among others:

·                                          Long/Short.  Long/short strategies seek to both invest in securities a manager believes will increase in value and sell short securities a manager believes will decline in value.  Certain long/short strategies may combine long positions and short sales with the aim of benefiting from the manager’s ability to select investments while offsetting some systematic market risks. Market exposure can vary substantially, leading to a wide range of risk and return profiles.

·                                          Arbitrage.  Arbitrage strategies seek to take advantage of mispricing and market inefficiencies.  Underlying Funds will seek arbitrage opportunities in a variety of areas including convertible bonds, mergers and closed-end investment funds.

·                                          Global Macro.  A global macro strategy bases its holdings primarily on macroeconomic views of overall economic and political trends.

·                                          Market Neutral.  Market neutral strategies seek income while maintaining low correlation to fluctuations in the market.

Hedge Fund Replication

The Fund will seek to replicate exposure to a variety of hedge fund strategies through direct investment in equity and fixed income securities, derivatives, exchange-traded funds (“ETFs”) and exchange-traded notes (“ETNs”).  The equity securities in which the Fund may invest include common and preferred stocks, depositary receipts, convertible securities, equity-linked securities, rights and warrants to purchase equity securities and other specialty securities having equity features. The fixed income securities in which the Fund may invest include U.S. government securities, securities issued by federal or federally sponsored agencies and instrumentalities (“agencies”), corporate bonds and notes, asset-backed securities, mortgage securities, high yield securities (commonly referred to as “junk bonds” or high risk securities), municipal bonds and assignments, zero coupon bonds, convertible securities, repurchase agreements, commercial paper and cash equivalents.

The Adviser utilizes its proprietary hedge fund replication strategy to seek to replicate hedge funds’ correlation with non-traditional assets and metrics, and to provide returns based on the fundamentals underlying various hedge fund strategies.  The Fund’s use of derivatives, which may include futures, options, swaps and foreign currency forward exchange contracts, is expected to be significant with respect to this component of the Fund’s strategy.  This strategy does not attempt to replicate the performance of any specific hedge fund, but instead seeks exposure to non-traditional correlations and asset classes used by hedge funds generally.  There is no assurance that the hedge fund replication strategy will be successful.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Any investment in the Fund involves high risk. There is no assurance that the Fund will achieve its investment objective and you can lose money investing in the Fund. The principal risks of investing in the Fund include:

·Correlation Risk. While the Adviser seeks to invest the Fund’s assets in Underlying Funds which are deemed likely to have limited correlations among each other or with fixed income or equity indices, there can be no assurance that the Adviser’s expectations regarding such limited correlations will prove correct. Underlying Funds’ correlations among each other or with fixed income or equity indices may be much higher in times of general market turmoil such as those experienced particularly during late 2008.

·Alternative Asset Class Risk. Because the Fund’s performance is linked to the performance of certain highly volatile alternative asset classes, investors should consider purchasing shares of the Fund only as part of an overall diversified portfolio and should be willing to assume the risks of potentially significant fluctuations in the value of the Fund shares.

·Expenses.  You may invest in the Underlying Funds directly. By investing in the Underlying Funds indirectly through the Fund, you will incur not only a proportionate share of the expenses of the Underlying Funds held by the Fund (including operating costs and investment advisory fees), but also expenses of the Fund.

·Allocation Risk. The Fund’s ability to achieve its investment objective depends upon the Adviser’s ability to select Underlying Funds and to effectively allocate Fund assets among them. There is the risk that the Adviser’s asset allocation methodology and assumptions regarding the Underlying Funds may be incorrect in light of actual market conditions.

· Non-Diversified Risk. The Fund is a “non-diversified” investment company for purposes of the Investment Company Act of 1940, as amended (the “Investment Company Act”), which means that it is not subject to percentage limitations under the Investment Company Act on the percentage of its assets that may be invested in the securities of any one issuer. The Fund’s net asset value may therefore be subject to greater volatility than that of an investment company that is subject to such a limitation on diversification.

·ETFs. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds and their market value is expected to rise and fall as the value of the underlying index rises and falls. As a shareholder in an ETF, the Fund would bear its ratable share of that entity’s expenses while continuing to pay its own investment management fees and other expenses. As a result, the Fund and its shareholders will, in effect, be absorbing duplicate levels of fees.  In addition, certain ETFs utilize leverage which can magnify the gains or losses realized from their underlying investments.

·Equity Securities. Equity securities fluctuate in value, often based on factors unrelated to the fundamental economic condition of the issuer of the securities, including general economic and market conditions, and these fluctuations can be pronounced.  To the extent the Fund invests in convertible securities and the convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.  Certain Underlying Funds may also invest in equity and/or convertible securities and, therefore, this risk is also applicable to such Underlying Funds.

·Bonds and Other Fixed Income Securities. Fixed income securities are subject to the risk of the issuer’s inability to meet principal and interest payments on its obligations (i.e., credit risk) and are subject to price volatility resulting from, among other things, interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (i.e., market risk). Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.  Certain Underlying Funds may also invest in bonds and other fixed income securities and, therefore, this risk is also applicable to such Underlying Funds.

·Derivatives Risk. A derivative instrument often has risks similar to its underlying asset and may also have additional risks.  The Fund could experience losses if derivatives are poorly correlated with its other investments, or if it is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.  Certain Underlying Funds may also invest in derivatives and, therefore, this risk is also applicable to such Underlying Funds.

The derivative instruments and techniques that the Fund may principally use include:

·Futures. A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time.  The risk of loss in buying and selling futures contracts can be substantial. Small price movements in the instrument underlying a futures position may result in immediate and substantial losses to the Fund.

·Options. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option.  A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived options transaction may be unsuccessful because of market behavior or unexpected events.

·Swaps. An over-the-counter (“OTC”) swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Most swap agreements are not entered into or traded on exchanges and there is often no central clearing or guaranty function for swaps.  OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. The Fund’s use of swaps may include those based on the credit of an underlying security, commonly referred to as “credit default swaps.”

·Foreign currency forward exchange contracts. Foreign currency forward exchange contracts are transactions involving the Fund’s obligation to purchase or sell a specific currency at a future date at a specified price.  Unanticipated changes in currency prices may result in losses to the Fund and poorer overall performance for the Fund than if it had not entered into foreign currency forward exchange contracts.

·Underlying Fund Risk. Because the Fund’s investments are concentrated in the Underlying Funds, and the Fund’s performance is directly related to the performance of such Underlying Funds, the ability of the Fund to achieve its investment objective is directly related to the ability of the Underlying Funds to meet their investment objectives.

In addition to the principal risks of investing in the Fund, investors will be exposed to risks from the portfolios of Underlying Funds.  These risks include:

·Non-Diversification Risk.  The risks of investing in Underlying Funds may be intensified because certain Underlying Funds may be non-diversified, which means that they may invest in securities of a limited number of issuers. As a result, the performance of a particular investment or a small group of investments may affect the Underlying Fund’s performance more than if the Underlying Fund were diversified.

·Arbitrage Risk. An arbitrage strategy has the risk that anticipated opportunities may fail to yield expected returns and that an Underlying Fund’s manager may incorrectly identify market inefficiencies or mispricing of securities.  To the extent an Underlying Fund engages in merger arbitrage, targeted reorganizations may be renegotiated or fail to close, resulting in losses to the Underlying Fund.

·Short Sale Risk.  An Underlying Fund will suffer a loss if it sells a security short and the value of the security rises instead of falling. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing. Short selling is speculative in nature and, in certain circumstances, can substantially increase the effect of adverse price movements on an Underlying Fund’s portfolio. A short sale of a security involves the risk of an unlimited increase in the market price of the security that can in turn result in an inability to cover the short position and a theoretically unlimited loss. No assurance can be given that securities necessary to cover an Underlying Fund’s short position will be available for purchase.

·Commodities Risk.Trading in commodity interests may involve substantial risks and investment exposure to the commodities markets may subject an Underlying Fund to greater volatility than investments in traditional securities, such as stocks and bonds.  The low margin or premiums normally required in commodity futures trading may provide a large amount of leverage, and a relatively small change in the price of a security or contract can produce a disproportionately larger profit or loss. There is no assurance that a liquid secondary market will exist for commodity futures contracts or options purchased or sold, and an Underlying Fund may be required to maintain a position until exercise or expiration, which could result in losses.

·Real Estate Investment Trusts (“REITs”) and Foreign Real Estate Companies. Investing in REITs and foreign real estate companies exposes an Underlying Fund to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs and foreign real estate companies are organized and operated. Operating REITs and foreign real estate companies requires specialized management skills and an Underlying Fund indirectly bears REIT management expenses along with the direct expenses of the Underlying Fund. REITs are also subject to certain provisions under federal tax law and the failure of a company to qualify as a REIT could have adverse consequences for an Underlying Fund. In addition, foreign real estate companies may be subject to the laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact their performance.

·Insurance-Linked Securities.Insurance-linked securities include insurance-linked bonds, commonly referred to as “Cat,” or “catastrophe” bonds, which are debt obligations for which the return of principal and the payment of interest are contingent on the non-occurrence of a pre-defined “trigger” event, such as a hurricane or an earthquake of a specific magnitude. If a trigger event, as defined within the terms of an insurance-linked bond, involves losses or other metrics exceeding a specific magnitude in the geographic region and time period specified therein, an Underlying Fund may lose a portion or all of its accrued interest and/or principal invested in such insurance-linked bond and the value of such bonds may go to zero.  The models used to calculate the probability of a trigger event may not be accurate and this could result in more frequent and greater than expected loss of principal and/or interest and adversely impact an Underlying Fund’s total returns.

If there is a dispute concerning the definition of the trigger event relative to the specific manifestation of a catastrophe, there may be losses or delays in the payment of principal and/or interest on the insurance-linked bond.  Lack of a liquid market for insurance-linked bonds may impose the risk of higher transactions costs and the possibility that an Underlying Fund may be forced to liquidate positions when it would not be advantageous to do so.  The amount of public information available with respect to insurance-linked bonds is generally less extensive than that available for issuers of registered or exchange listed securities.

·Non-U.S. and Emerging Market Securities. Investments in non-U.S. securities are subject to risks generally viewed as not present in the United States. These risks include greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks associated with investing in non-U.S. securities may be greater with respect to those issued by companies located in emerging industrialized or less developed countries. In addition, an Underlying Fund’s investments may be denominated in foreign currencies and therefore, to the extent unhedged, the value of the investment will fluctuate with the U.S. dollar exchange rates.  Hedging currency risks through foreign currency forward exchange contracts involves the risk of mismatching an Underlying Fund’s objectives under a foreign currency forward exchange contract with the value of securities denominated in a particular currency. There is additional risk to the effect that currency contracts create exposure to currencies in which the Underlying Fund’s securities are not denominated. The use of foreign currency forward exchange contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract.

Investing in the securities of issuers operating in frontier emerging markets involves a high degree of risk. The risks associated with investing in the securities of issuers operating in emerging market countries are magnified when investing in frontier emerging market countries, including risks associated with expropriation and/or nationalization, political or social instability, pervasiveness of corruption and crime, armed conflict, the impact on the economy of civil war, religious or ethnic unrest and the withdrawal or non-renewal of any license enabling an Underlying Fund to trade in securities of a particular country, confiscatory taxation, restrictions on transfers of assets, lack of uniform accounting, auditing and financial reporting standards, less publicly available financial and other information, diplomatic development which could affect U.S. investments in those countries and potential difficulties in enforcing contractual obligations. To the extent that an Underlying Fund invests a significant percentage of its assets in a single frontier emerging market country, the Underlying Fund will be subject to heightened risk associated with investing in frontier emerging market countries and additional risks associated with that particular country.

·Senior Loan Risk. Underlying Funds may invest in fixed and floating rate senior loans, which hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debt holders and stockholders of the borrower. Senior loans are usually rated below investment grade, and are subject to similar risks, such as credit risk, as below investment grade securities. The ability of an Underlying Fund to realize full value in the event of the need to sell a senior loan may be impaired by the lack of an active trading market for certain senior loans or adverse market conditions limiting liquidity. In the event of the bankruptcy of a borrower, an Underlying Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a senior loan.

An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is no assurance that the Fund will achieve its investment objective and you can lose money investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a "non-diversified" investment company for purposes of the Investment Company Act of 1940, as amended (the "Investment Company Act"), which means that it is not subject to percentage limitations under the Investment Company Act on the percentage of its assets that may be invested in the securities of any one issuer. The Fund's net asset value may therefore be subject to greater volatility than that of an investment company that is subject to such a limitation on diversification.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date hereof, the Fund has not yet completed a full calendar year of investment operations. Upon the completion of a full calendar year of investment operations by the Fund, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund. Performance information for the Fund will be available online at www.morganstanley.com/im.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date hereof, the Fund has not yet completed a full calendar year of investment operations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/im
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%	[1]
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.52%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.83%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.44%	[4]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.34%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	774
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,219
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	774
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,219
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Advisory Fee	rr_ManagementFeesOverAssets	0.52%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.74%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.10%	[4]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	3.09%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	412
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	913
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	312
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	913
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.52%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.75%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%	[4]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.09%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	212
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	615
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	212
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	615
Class IS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or net asset value at redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.52%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%	[4]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets		[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.90%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	193
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	553
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 553

[1]	Reduced for purchases of $50,000 and over.
[2]	"Other Expenses" have been estimated for the current fiscal year.
[3]	The Fund may purchase shares of the Underlying Funds (defined herein). Shareholders in the Fund bear indirectly the expenses of the Underlying Funds. "Acquired Fund Fees and Expenses" are estimated amounts and are based upon the anticipated allocation of the Fund's investments in the Underlying Funds for the current year and upon the total operating expenses of the Underlying Funds (including any current waivers and expense limitations) as stated in each Underlying Fund's current prospectus.
[4]	The Fund's "Adviser," Morgan Stanley AIP GP LP, has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding Acquired Fund Fees and Expenses, certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.50% for Class A, 2.25% for Class C, 1.25% for Class I and 1.15% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2013